Property and Equipment (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	$ 445,333	$ 245,585
Accumulated Depreciation	41,552	32,408
Property, Plant and Equipment, Net	403,781	213,177	3,328
Computer Hardware [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	4,323	4,323
Accumulated Depreciation	4,323	4,323
Property, Plant and Equipment, Net			124
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	21,182	21,182
Accumulated Depreciation	21,182	21,182
Property, Plant and Equipment, Net			3,204
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	23,653	23,653
Accumulated Depreciation	6,060	2,761
Property, Plant and Equipment, Net	17,593	20,892
Demonstration Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	357,620	157,872
Accumulated Depreciation
Property, Plant and Equipment, Net	357,620	157,872
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	392	392
Accumulated Depreciation	392	392
Property, Plant and Equipment, Net
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	38,163	38,163
Accumulated Depreciation	9,595	3,750
Property, Plant and Equipment, Net	$ 28,568	$ 34,413